EARNINGS PER SHARE - Schedule of Basic Earnings and Diluted Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income	$ 3,518	$ 1,279	$ (571)	$ (1,606)	$ 4,797	$ (2,177)	$ (3,290)	$ (8,475)
Net Income Loss Attributable To The Member Units Before The Reorganization	(648)				(648)
Net income attributable to Greenidge	$ 2,870				$ 4,149
Denominator
Basic weighted average shares outstanding	28,320				28,283
Dilutive effect of equity awards	625				482
Dilutive effect of convertible preferred stock	6,480				6,480
Diluted weighted average shares outstanding	35,425				35,245
Earnings per share
Basic	$ 0.10				$ 0.15
Diluted	$ 0.08				$ 0.12